LONG-TERM DEBT	12 Months Ended
Dec. 31, 2012
LONG-TERM DEBT
14.	LONG-TERM DEBT

Long-term debt consisted of the following:

	December 31, 2012	December 31, 2011
Funding program loans from European Investment Bank:
0.33% due 2014, floating interest rate at Libor + 0.017%	40	60
0.34% due 2015, floating interest rate at Libor + 0.026%	28	37
0.36% due 2016, floating interest rate at Libor + 0.052%	77	97
0.63% due 2016, floating interest rate at Libor + 0.317%	103	129
0.53% due 2016, floating interest rate at Libor + 0.213%	114	143
1.42% due 2020, floating interest rate at Libor + 1.099%	100	—
1.27% due 2020, floating interest rate at Libor + 0.956%	221	—
1.02% due 2020, floating interest rate at Euribor + 0.817%	132	—
Other funding program loans:
0.54% (weighted average), due 2013-2018, fixed interest rate	7	10
Other long-term loans:
1.95% (weighted average), due 2017, fixed interest rate	12	—
Capital leases:
6.03% (weighted average), due 2013-2017, fixed interest rate	5	9
Senior Bonds:
0.58%, due 2013, floating interest rate at Euribor + 0.40%	462	453
Convertible debt:
1.50% convertible bonds due 2016	—	221

Total long-term debt	1,301	1,159
Less current portion	(630)	(333)

Total long-term debt, less current portion	671	826

Long-term debt is denominated in the following currencies:

	December 31, 2012	December 31, 2011
U.S. dollar	689	694
Euro	612	465
Total	1,301	1,159

The European Investment Bank’s loans denominated in Euros, but drawn in U.S. dollars, are classified as U.S. dollar-denominated debt.

Aggregate future maturities of total long-term debt outstanding (including current portion) are as follows:

December 31, 2012
2013	630
2014	165
2015	144
2016	134
2017	58
Thereafter	170

Total	1,301

In February 2006, the Company issued $1,131 million principal amount at maturity of zero coupon senior convertible bonds due in February 2016. The bonds were issued at 100% of principal with a yield to maturity of 1.5% and resulted in net proceeds to the Company of $974 million less transaction fees. The bonds were convertible by the holder at any time prior to maturity at a conversion rate of 43.833898 shares per one thousand dollar face value of the bonds corresponding to 42,694,216 equivalent shares. In 2009 the Company repurchased 98 thousand bonds corresponding to $106 million principal amount for a total cash consideration of $103 million, realizing a gain on the repurchase of $3 million. In 2010 the Company repurchased around 386 thousand bonds corresponding to $417 million principal amount for a total cash consideration of $410 million, realizing a gain on the repurchase of $7 million. On February 23, 2011, certain bondholders exercised their put option and redeemed for cash around 41 thousand bonds corresponding to $45 million principal amount and a total cash consideration of $44 million. In 2011, the Company repurchased around 290 thousand bonds corresponding to $318 million principal amount for a total consideration of $314 million, realizing a gain on the repurchase of $4 million. On February 23, 2012, certain holders redeemed about 190 thousand convertible bonds at a price of $1,093.81, out of the total of around 200 thousand outstanding bonds, representing approximately 95% of the then outstanding convertible bonds. In addition, in March 2012, the Company accepted the further put of around 5 thousand bonds for a cash consideration of $5 million. On March 28, 2012, the Company published a notice of sweep-up redemption for the remaining approximately 5 thousand bonds outstanding, which were redeemed on May 10, 2012. As of December 31, 2012, there were no bonds remaining outstanding.

In March 2006, STMicroelectronics Finance B.V. (“ST BV”), a wholly owned subsidiary of the Company, issued floating rate senior bonds with a principal amount of Euro 500 million at an issue price of 99.873%. The notes, which mature on March 17, 2013, pay a coupon rate of the three-month Euribor plus 0.40% on the 17th of June, September, December and March of each year through maturity. In the event of changes to the tax laws of the Netherlands or any successor jurisdiction, ST BV or the Company may redeem the full amount of senior bonds for cash. In the event of certain change in control triggering events, the holders can cause ST BV or the Company to repurchase all or a portion of the bonds outstanding. In 2010 the Company repurchased 74 thousand bonds for a total cash consideration of $98 million. In 2011 the Company repurchased around 76 thousand bonds for a total cash consideration of $107 million. The repurchased bonds have been cancelled in accordance with their terms.

Credit facilities

The Company had unutilized committed medium-term credit facilities with core relationship banks totalling $490 million as of December 31, 2012. The Company also has three committed long-term amortizing credit facilities with the European Investment Bank as part of R&D funding programs. The first one, for a total of €245 million for R&D in France was fully drawn in U.S. dollars for a total amount of $341 million, of which $145 million remained outstanding as at December 31, 2012. The second one, signed on July 21, 2008, for a total amount of €250 million for R&D projects in Italy, was fully drawn in U.S. dollars for $380 million, of which $217 million remained outstanding as at December 31, 2012. The third one, signed in 2010 as a €350 million multi-currency loan for R&D programs in Europe, was drawn mainly in U.S. dollar and only partially in Euro for a total amount of $453 million.

As at December 31, 2011 ST-Ericsson had $400 million of committed line from Ericsson as parent company. In December 2012 both parents decided to forgive their respective loans to ST-Ericsson. The Ericsson part of the loan forgiven was recorded as a contribution of noncontrolling interest.